Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Compensation	$ 1,881	$ 2,932	$ 3,728
Restructuring costs	1,331
Marketing services	882	863	1,277
Distribution agreements and managed care costs	1,205	867	1,235
Professional fees	332	623	643
Franchise taxes	190	263	415
Travel expenses	140	144	269
Manufacturing overhead	100	46	86
Other accruals	238	193	48
Total accrued expenses and other current liabilities	$ 6,299	$ 5,931	$ 7,701